Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities [Abstract]
Weighted average discount rate	22.70%
Lease payments	$ 550,183	$ 275,451